Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy for Assets and Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	$ 3,055	$ 6,944	[1]	$ 20,442
Total	3,055	6,944
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	3,055	6,944
Total	$ 3,055	$ 6,944

[1]	Derived from audited information